Risk Management Section - Changes in gross carrying amounts and loan loss provision footnote - Additional Information (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Amounts included in credit outstanding	€ 14,879.0	€ 12,829.0
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	971,591.0	878,985.0
Value adjustment hedged items in respect of portfolio hedges	(100.0)
Liquidity facility	(1,500.0)	(1,300.0)
De-netting of cash pool balances		(1,800.0)
Other items not inclued in receivables	100.0	(300.0)
On-demand bank balances	(2,700.0)
Securities at amortised cost [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Repurchase agreements and cash collateral on securities lent	(13,400.0)	(9,900.0)
Derivatives [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Repurchase agreements and cash collateral on securities lent	(9,400.0)	(10,200.0)
Gross carrying amount [member] | Financial instruments purchased or originated credit-impaired [member] | Stage 3: Lifetime Expected Credit Losses [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	5.0	1.0
Gross carrying amount [member] | contingent liabilities (credit replacements) [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	112,700.0	115,700.0
Gross carrying amount [member] | Loans and advances to central banks [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	116,900.0	51,200.0
Gross carrying amount [member] | Financial assets at FVOCI [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	37,000.0	32,200.0
Gross carrying amount [member] | Securities at amortised cost [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	51,100.0	46,100.0
Gross carrying amount [member] | Loans And Advances To Banks [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	30,700.0	35,100.0
Gross carrying amount [member] | Loans and advances to customers [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	618,400.0	612,600.0
Provisions [member] | contingent liabilities (credit replacements) [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	30.0	25.0
Provisions [member] | Loans and advances to central banks [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	5.0	1.0
Provisions [member] | Financial assets at FVOCI [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	13.0	10.0
Provisions [member] | Securities at amortised cost [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	21.0	10.0
Provisions [member] | Loans And Advances To Banks [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	13.0	9.0
Provisions [member] | Loans and advances to customers [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	6,029.0	4,590.0
IAS 37 & IFRS 9 Off-Balance Provisions [Member]
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Amounts included in credit outstanding	€ 95.4	€ 93.3